Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

The detail information of the subsidiaries at the end of reporting period was as follows:

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2019	2020	Note
Chunghwa Telecom Co., Ltd.	Senao International Co., Ltd. (“SENAO”)	Handset and peripherals retailer, sales of CHT mobile phone plans as an agent	28	28	a)
	Light Era Development Co., Ltd. (“LED”)	Planning and development of real estate and intelligent buildings, and property management	100	100
	Donghwa Telecom Co., Ltd. (“DHT”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Telecom Singapore Pte., Ltd. (“CHTS”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa System Integration Co., Ltd. (“CHSI”)	Providing system integration services and telecommunications equipment	100	100
	Chunghwa Investment Co., Ltd. (“CHI”)	Investment	89	89
	CHIEF Telecom Inc. (“CHIEF”)	Network integration, internet data center (“IDC”), communications integration and cloud application services	57	56	b)
	CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”)	Digital information supply services and advertisement services	100	100
	Prime Asia Investments Group Ltd. (B.V.I.) (“Prime Asia”)	Investment	100	100
	Spring House Entertainment Tech. Inc. (“SHE”)	Software design services, internet contents production and play, and motion picture production and distribution	56	56	c)
	Chunghwa Telecom Global, Inc. (“CHTG”)	International private leased circuit, internet services, and transit services	100	100
	Chunghwa Telecom Vietnam Co., Ltd. (“CHTV”)	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services	100	100
	Smartfun Digital Co., Ltd. (“SFD”)	Providing diversified family education digital services	65	65
	Chunghwa Telecom Japan Co., Ltd. (“CHTJ”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Sochamp Technology Inc. (“CHST”)	Design, development and production of Automatic License Plate Recognition software and hardware	51	51
	Honghwa International Co., Ltd. (“HHI”)	Telecommunications engineering, sales agent of mobile phone plan application and other business services, etc.	100	100
	Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”)	Production and sale of electronic components and finished products	75	75
	Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”)	International private leased circuit, IP VPN service, ICT and cloud VAS services	100	100	d)

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2019	2020	Note
	CHT Security Co., Ltd. (“CHTSC”)	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identify services	80	80
	International Integrated Systems, Inc. (“IISI”)	IT solution provider, IT application consultation, system integration and package solution	—	51	e)
Senao International Co., Ltd.	Senao International (Samoa) Holding Ltd. (“SIS”)	International investment	100	100	f)
	Youth Co., Ltd. (“Youth”)	Sale of information and communication technologies products	93	96	g)
	Aval Technologies Co., Ltd. (“Aval”)	Sale of information and communication technologies products	100	100
	Senyoung Insurance Agent Co., Ltd. (“SENYOUNG”)	Property and liability insurance agency	100	100
Youth Co., Ltd.	ISPOT Co., Ltd. (“ISPOT”)	Sale of information and communication technologies products	100	100
	Youyi Co., Ltd. (“Youyi”)	Maintenance of information and communication technologies products	100	100
Aval Technologies Co., Ltd.	Wiin Technology Co., Ltd. (“Wiin”)	Sale of information and communication technologies products	100	100	h)
Senyoung Insurance Agent Co., Ltd.	Senaolife Insurance Agent Co., Ltd. (“Senaolife”)	Life insurance services	100	100	i)
Light Era Development Co., Ltd.	Taoyuan Asia Silicon Valley Innovation Co., Ltd. (“TASVI”)	Development of real estate	—	—	j)
CHIEF Telecom Inc.	Unigate Telecom Inc. (“Unigate”)	Telecommunications and internet service	100	100
	Chief International Corp. (“CIC”)	Telecommunications and internet service	100	100
	Shanghai Chief Telecom Co., Ltd. (“SCT”)	Telecommunications and internet service	49	49	k)
Chunghwa Investment Co., Ltd.	Chunghwa Precision Test Tech. Co., Ltd. (“CHPT”)	Production and sale of semiconductor testing components and printed circuit board	34	34	l)
Chunghwa Precision Test Tech. Co., Ltd.	Chunghwa Precision Test Tech. USA Corporation (“CHPT (US)”)	Design and after-sale services of semiconductor testing components and printed circuit board	100	100
	CHPT Japan Co., Ltd. (“CHPT (JP)”)	Related services of electronic parts, machinery processed products and printed circuit board	100	100
	Chunghwa Precision Test Tech. International, Ltd. (“CHPT (International)”)	Wholesale and retail of electronic materials, and investment	100	100
Senao International (Samoa) Holding Ltd.	Senao International HK Limited (“SIHK”)	International investment	100	100	m)

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2019	2020	Note
Senao International HK Limited	Senao Trading (Fujian) Co., Ltd. (“STF”)	Sale of information and communication technologies products	—	—	n)
	Senao International Trading (Shanghai) Co., Ltd. (“SITS”)	Sale of information and communication technologies products	100	100	o)
	Senao International Trading (Jiangsu) Co., Ltd. (“SITJ”)	Sale of information and communication technologies products	—	—	p)
Prime Asia Investments Group Ltd. (B.V.I.)	Chunghwa Hsingta Co., Ltd. (“CHC”)	Investment	100	100
Chunghwa Hsingta Co., Ltd.	Chunghwa Telecom (China) Co., Ltd. (“CTC”)	Integrated information and communication solution services for enterprise clients, and intelligent energy network service	100	100	q)
Chunghwa Precision Test Tech. International, Ltd.	Shanghai Taihua Electronic Technology Limited (“STET”)	Design of printed circuit board and related consultation service	100	100
	Su Zhou Precision Test Tech. Ltd. (“SZPT”)	Assembly processed of circuit board, design of printed circuit board and related consultation service	100	100	r)
International Integrated Systems, Inc.	Infoexplorer International Co., Ltd.(“IESA”)	Investment	—	100	s)
	IISI Investment Co., Ltd. (“IICL”)	Investment	—	100	s)
	Unitronics Technology Corp. (“UTC”)	Development and maintenance of information system	—	99.96	s)
Infoexplorer International Co., Ltd.	International Integrated Systems (Hong Kong) Limited (“IEHK”)	Investment and technical consulting service	—	100	s)
IISI Investment Co., Ltd.	Leading Tech Co., Ltd. (“LTCL”)	Investment	—	100	s)
Leading Tech Co., Ltd.	Leading Systems Co., Ltd. (“LSCL”)	Investment	—	100	s)
Leading Systems Co., Ltd.	International Integrated Systems Inc. (Shanghai) (“IISS”)	Development and maintenance of information system	—	100	s)
International Integrated Systems Inc. (Shanghai)	Huiyu Shanghai Management Consultancy Co., Ltd. (“HSMC”)	Development and maintenance of information system	—	—	s) t)

(Concluded)

a)	Chunghwa continues to control six out of eleven seats of the Board of Directors of SENAO through the support of large beneficial stockholders. As a result, the Company treated SENAO as a subsidiary.
b)

CHIEF issued new shares in March 2019, November 2019, March 2020 and December 2020 as its employees exercised options.  Therefore, the Company’s ownership interest in CHIEF decreased to 59.75% and 59.08% as of December 31, 2019 and 2020, respectively.

c)	SHE reduced 19.72% of its capital to offset accumulated deficits in December 2019 and the Company’s ownership interest in SHE remained the same.
d)	The Company increased its investment in CHTT proportionally in October 2019 and the Company’s ownership interest in CHTT remained the same.
e)

Chunghwa obtained 20.38% ownership interest in IISI in July 2020 and Chunghwa’s ownership interest in IISI increased to 51.54% by considering the previously held ownership interest in IISI.  Chunghwa obtained over half of the seats of the Board of Directors of IISI; therefore, Chunghwa gained control over IISI and treated it as a subsidiary.  IISI issued new shares in September 2020 as its employees exercised options; therefore, the Company’s ownership interest in IISI decreased to 51.20% as of December 31, 2020.

f)	SIS reduced and returned its capital to its stakeholders in November 2020. The Company’s ownership interest in SIS remained the same.
g)	SENAO subscribed for all the shares in the capital increase of Youth in April 2020. Therefore, the Company’s ownership interest in Youth increased from 92.89% to 95.79%.
h)	Aval invested 100% equity shares of Wiin Technology Co., Ltd. (“Wiin”) in September 2019.
i)	SENYOUNG invested 100% equity shares of Senaolife Insurance Agent Co., Ltd. (“Senaolife”) in November 2019.
j)	TASVI completed its liquidation in September 2019.
k)

CHIEF has two out of three seats of the Board of Directors of SCT according to the mutual agreements among stockholders and gained control over SCT; hence, SCT is deemed as a subsidiary of the Company.

l)

Though the Company’s ownership interest in CHPT is less than 50%, the management considered the absolute and relative size of ownership interest, and the dispersion of shares owned by the other stockholders and concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities; hence, CHPT is deemed as a subsidiary of the Company.

m)	SIHK reduced and returned its capital to its stakeholders in November 2020. The Company’s ownership interest in SIHK remained the same.
n)	STF completed its liquidation in May 2019.
o)	SITS was approved to end and dissolve its business in December 2020. The liquidation of SITS is still in process.
p)	SITJ completed its liquidation in March 2019.
q)	CTC was approved to end and dissolve its business in August 2020. The liquidation of CTC is still in process.
r)	CHPT (International) invested 100% equity shares of Su Zhou Precision Test Tech. Ltd. (“SZPT”) in October 2019.
s)	It is a subsidiary of IISI.
t)	HSMC completed its liquidation in December 2020.

Detailed Information of Equity Transactions

The detailed information of the equity transactions for the years ended December 31, 2018, 2019 and 2020 was as follows:

	Year Ended December 31, 2018
	SENAO not Proportionately participating in the Capital Increase of Youth	SENAO Transferred its Treasury Stock	CHI Disposed Some Shares of CHPT	Chunghwa and CHI Did Not Participate in the Capital Increase of CHIEF	Chunghwa and CHI Disposed Some Shares of CHIEF	Share-Based Payment of CHIEF
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$—	$327	$1,042	$1,477	$133	$35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	—	(272)	(330)	(700)	(19)	(24)
Differences arising from equity transactions	$—	$55	$712	$777	$114	$11

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$—	$—	$712	$—	$114	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$55	$—	$777	$—	$11

Year Ended December 31, 2019
CHIEF Share-Based Payment
NT$
(In Millions)
Cash consideration received from noncontrolling interests	$19
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(20)
Differences arising from equity transactions	$(1)

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$(1)

	Year Ended December 31, 2020
	CHIEF Share-Based Payment	SENAO Not Proportionately Participating in the Capital Increase of Youth	IISI Share-Based Payment
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$75	$—	$7
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(49)	—	(7)
Differences arising from equity transactions	$26	$—	$—

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$26	$—	$—

Summary of Assets Acquired and Liabilities Assumed
2)	Assets acquired and liabilities assumed at acquisition date
IISI and Its Subsidiaries
Current assets
Cash and cash equivalents	$588
Contract assets	583
Trade notes and accounts receivable	165
Inventories	141
Prepayments	114
Other current monetary assets	114
Other current assets	75
Noncurrent assets
Property, plant and equipment	48
Right-of-use assets	70
Intangible assets	12
Deferred income tax assets	6
Other noncurrent assets	102
Current liabilities
Short-term loans	(4)
Contract liabilities	(334)
Trade notes and accounts payable	(257)
Current tax liabilities	(19)
Lease liabilities	(26)
Other payables	(266)
Provisions	(15)
Other current liabilities	(30)
Noncurrent liabilities
Deferred income tax liabilities	(3)
Lease liabilities	(45)
Net defined benefit liabilities	(32)
Other noncurrent liabilities	(5)
$982

Summary of Goodwill Arising from Acquisition
3)	Goodwill arising from acquisition
IISI and Its Subsidiaries
Consideration transferred	$234
Add: Fair value of equity interest held before the acquisition date	327
Add: Noncontrolling interest (48.46% of the identifiable net assets of IISI and its subsidiaries)	476
Less: Fair value of identifiable net assets acquired	(982)
Goodwill arising from acquisition	$55

Summary of Net Cash Inflow on Acquisition of Subsidiaries
4)	Net cash inflow on acquisition of subsidiaries
IISI and Its Subsidiaries
Cash and cash equivalents acquired	$588
Less: Consideration paid in cash	(234)
$354

Summary of Impact of Acquisition on Financial Results of Company
5)	Impact of acquisition on the financial results of the Company

The financial results of the acquiree since the acquisition date to December 31, 2020 included in the consolidated statements of comprehensive income are as follows:

IISI and Its Subsidiaries
Revenue	$1,348
Profit	$68

Less than wholly owned subsidiaries that have material noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2019	2020
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2018	2019	2020	2019	2020
	NT$	NT$	NT$	NT$	NT$
		(In Millions)
SENAO	$326	$291	$312	$4,146	$4,189
CHPT	$477	$414	$604	4,217	4,606
Individually immaterial subsidiaries with noncontrolling interests				1,752	2,363
				$10,115	$11,158

Summarized Financial Information Before Intercompany Eliminations	The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Current assets	$6,751	$6,834
Noncurrent assets	$3,173	$3,194
Current liabilities	$3,637	$3,854
Noncurrent liabilities	$590	$416
Equity attributable to the parent	$1,551	$1,569
Equity attributable to noncontrolling interests	$4,146	$4,189

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$31,540	$29,131	$27,232
Costs and expenses	31,081	28,725	26,797
Profit for the year	$459	$406	$435

Profit attributable to the parent	$133	$115	$123
Profit attributable to noncontrolling interests	326	291	312
Profit for the year	$459	$406	$435

Other comprehensive income (loss) attributable to the parent	$(2)	$(7)	$1
Other comprehensive income (loss) attributable to noncontrolling interests	(10)	22	2
Other comprehensive income (loss) for the year	$(12)	$15	$3

Total comprehensive income attributable to the parent	$131	$108	$124
Total comprehensive income attributable to noncontrolling interests	316	313	314
Total comprehensive income for the year	$447	$421	$438

Net cash flow from operating activities	$696	$538	$862
Net cash flow from investing activities	(13)	235	54
Net cash flow from financing activities	(491)	(718)	(687)
Effect of exchange rate changes on cash and cash equivalents	1	—	—
Net cash inflow	$193	$55	$229

Dividends paid to noncontrolling interests	$587	$269	$269
The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Current assets	$3,710	$4,122
Noncurrent assets	$4,044	$4,013
Current liabilities	$1,316	$1,115
Noncurrent liabilities	$22	$12
Equity attributable to CHI	$2,199	$2,402
Equity attributable to noncontrolling interests	$4,217	$4,606

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$3,299	$3,404	$4,221
Costs and expenses	2,549	2,775	3,301
Profit for the year	$750	$629	$920

Profit attributable to CHI	$273	$215	$316
Profit attributable to noncontrolling interests	477	414	604
Profit for the year	$750	$629	$920

Other comprehensive loss attributable to CHI	$—	$(1)	$—
Other comprehensive loss attributable to noncontrolling interests	—	(2)	—
Other comprehensive loss for the year	$—	$(3)	$—

Total comprehensive income attributable to CHI	$273	$214	$316
Total comprehensive income attributable to noncontrolling interests	477	412	604
Total comprehensive income for the year	$750	$626	$920

Net cash flow from operating activities	$862	$507	$1,483
Net cash flow from investing activities	(733)	(1,426)	(533)
Net cash flow from financing activities	(328)	(349)	(349)
Effect of exchange rate changes on cash and cash equivalents	1	(5)	1
Net cash inflow (outflow)	$(198)	$(1,273)	$602

Dividends paid to noncontrolling interests	$210	$216	$216